Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit (loss) before tax	$ (32,462)	$ (26,853)	$ (32,263)
Amortization and depreciation expense	1,802	1,719	1,633
Share-based compensation expense	2,750	2,755	2,531
Other non-cash operating expenses	95	579	43
(Increase) decrease in inventories	(375)	(139)	470
(Increase) decrease in accounts receivable	(314)	(414)	8
Increase (decrease) in accounts payable	53	141	(124)
Change in other working capital items	482	(618)	895
Interest expense	(11)	(27)	103
Other financial items			(238)
Change in income taxes	447	(437)	(226)
Net cash flow from operating activities	(27,533)	(23,294)	(27,168)
Investing activities
Purchases of property, plant and equipment	(141)	(152)	(850)
Purchases of intangible assets	0	(181)
(Payment) collection of non-current receivables	(13)	75	(6)
Interest received	11	26	135
Net cash flows from investing activities	(143)	(232)	(721)
Financing Activities
Net proceeds from issue of shares	54,992	18,731	34,164
Payments on lease liabilities	(844)	(793)	(675)
Payment related to a financed asset purchase		(500)	(500)
Net cash flows from financing activities	54,148	17,438	32,989
Net change in cash and cash equivalents	26,472	(6,088)	5,100
Effect of foreign exchange on cash balances	(11)	(740)	(609)
Opening cash and cash equivalents balance	7,298	14,126	9,635
Cash and cash equivalents at December 31	$ 33,759	$ 7,298	$ 14,126